Share-Based Compensation - Summary of Stock Option Plans (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares subject to option, Outstanding, beginning of year	17,170,654	19,470,014
Number of shares subject to option, Granted		1,482,829
Number of shares subject to option, Exercised		(22,100)
Number of shares subject to option, Forfeited or cancelled		(1,221,314)
Number of shares subject to option, Expired		(2,538,775)
Number of shares subject to option, Outstanding, end of year	9,044,237	17,170,654
Weighted average exercise price, Balance - beginning of year | $	$ 32.24	$ 31.15
Weighted average exercise price, Granted | $		18.71
Weighted average exercise price, Exercised | $		17.78
Weighted average exercise price, Forfeited or cancelled | $		34.55
Weighted average exercise price, Expired | $		20.06
Weighted average exercise price, Outstanding, end of year | $	$ 58.41	$ 32.24
Post- Merger [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares subject to option, Outstanding, beginning of year	9,947,583
Number of shares subject to option, Granted	1,875,162
Number of shares subject to option, Exercised	(647,331)
Number of shares subject to option, Forfeited or cancelled	(1,793,077)
Number of shares subject to option, Expired	(338,100)
Number of shares subject to option, Outstanding, end of year	9,044,237	9,947,583
Weighted average exercise price, Balance - beginning of year | $	$ 69.54
Weighted average exercise price, Granted | $	44.50
Weighted average exercise price, Exercised | $	42.86
Weighted average exercise price, Forfeited or cancelled | $	82.84
Weighted average exercise price, Expired | $	154.94
Weighted average exercise price, Outstanding, end of year | $	$ 58.41	$ 69.54
Potash Corp [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares subject to option, Outstanding, beginning of year		19,470,014
Weighted average exercise price, Balance - beginning of year | $		$ 31.15
Potash Corp [member] | Pre- Merger [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares subject to option, Outstanding, beginning of year	17,170,654
Number of shares subject to option, Outstanding, end of year		17,170,654
Weighted average exercise price, Balance - beginning of year | $	$ 32.24
Weighted average exercise price, Outstanding, end of year | $		$ 32.24
Potash Corp [member] | Post- Merger [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares converted to Nutrien shares	6,868,262
Shares converted to Nutrien shares | $ / shares	$ 80.60
Agrium Inc [member] | Pre- Merger [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares subject to option, Outstanding, beginning of year	1,380,868
Number of shares subject to option, Outstanding, end of year		1,380,868
Weighted average exercise price, Balance - beginning of year | $	$ 100.08
Weighted average exercise price, Outstanding, end of year | $		$ 100.08
Agrium Inc [member] | Post- Merger [member]
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [line items]
Number of shares converted to Nutrien shares	3,079,321
Shares converted to Nutrien shares | $ / shares	$ 44.88